Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations Reconciliation
The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2013	$289,321
Liabilities added from drilling	3,024
Current year accretion expense	4,725
Settlements	(4,053)
Revision of estimates	3,486
Asset retirement obligations at March 31, 2014	$296,503